Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-38579
Entity Registrant Name	BrightView Holdings, Inc.
Entity Central Index Key	0001734713
Entity Tax Identification Number	46-4190788
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 Jolly Road
Entity Address, City or Town	Blue Bell
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	844
Local Phone Number	235-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	BV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false